CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2022	Feb. 28, 2023	Feb. 28, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (4,555,193)	$ (4,671,686)	$ (18,109,457)	$ (62,197,484)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	167,942	93,995	478,115	232,886
Bad debts expense	16,000	105,000	(45,110)	(9,022)
Inventory provision		25,000	130,000	65,000
Reduction of right of use asset	28,767	30,046	112,396	110,148
Accretion of lease liability	33,775	36,355	141,631	122,930
Stock based compensation	115,721	161,500	740,050	2,158,050
Amortization of debt discounts	557,219	415,029	1,980,033	7,597,242
Increase in related party accrued payroll and interest	36,740	3,240	12,960	264,331
Changes in operating assets and liabilities:
Accounts receivable	(142,799)	(40,251)	119,335	(339,947)
Prepaid expenses and deposits on inventory	74,809	126,610	(141,734)	(442,164)
Device parts inventory	(324,652)	(283,209)	(1,161,047)	(2,191,571)
Accounts payable and accrued expenses	(7,354)	101,557	374,529	(596,615)
Customer deposits	26,560	(10,000)	(100)	(500)
Operating lease liability payments	(62,542)	(66,401)	(254,028)	(233,078)
Current portion of deferred variable payment obligations for payments	62,634	62,627	216,577	234,013
Accrued interest payable	981,370	289,016	2,745,822	2,606,097
Net cash used in operating activities	(2,991,003)	(3,621,572)	(12,577,395)	(14,825,442)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(3,463)	(88,214)	(258,402)	(115,493)
Net cash (used in) investing activities	(3,463)	(88,214)	(308,402)	(129,200)
CASH FLOWS FROM FINANCING ACTIVITIES:
Share proceeds net of issuance costs	1,318,909	1,645,222	7,771,169	12,521,932
Proceeds from loans payable	1,050,000		3,300,000	9,426,146
Repayment of loans payable	(27,000)	(1,661,953)	(1,763,009)	(516,314)
Net cash provided by (used in) financing activities	2,341,909	(16,731)	9,177,410	18,558,370
Net change in cash	(652,557)	(3,726,517)	(3,708,387)	3,603,728
Cash, beginning of period	939,759	4,648,146	4,648,146	1,044,418
Cash, end of period	287,202	921,629	939,759	4,648,146
Supplemental disclosure of cash and non-cash transactions:
Cash paid for interest	1,375	342,138	451,192	225,003
Cash paid for income taxes
Noncash investing and financing activities:
Transfer from device parts inventory to fixed assets	473,122	179,619	(932,805)	(659,985)
Discount applied to face value of loans	$ 150,000		$ 1,797,645	$ 6,162,945